OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Other Long Term Liabilities [Abstract]
Lease liabilities	$ 338	$ 346
Regulatory liabilities	149	130
Pension obligations	43	64
Concession payment liability	10	10
Other	75	86
Other long-term liabilities, net	$ 615	$ 636